Supplemental information on oil and gas producing activities (unaudited) - Results of operations for oil and gas exploration and production activities (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net revenues
Sales	$ 58,845	$ 67,411	$ 66,258
Transfers	12,207	13,677	15,257
Total	71,052	81,088	81,515
Production costs	20,552	21,568	20,545
Depreciation, depletion, and amortization	11,083	10,357	8,531
Other production costs	22,315	22,938	22,752
Exploration expenses	952	1,770	2,089
Other expenses	5,329	3,636	7,508
Total	60,231	60,269	61,425
Income before income tax expense	10,821	20,819	20,090
Income tax expense	(2,755)	(9,627)	(9,250)
Results of operations for exploration and production activities	$ 8,066	$ 11,192	$ 10,840